Note 18 - Other Expenses	9 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of other operating income (expense) [text block]
18.	OTHER EXPENSES

(a)	Other operating expenses

	Three months	Three months	Nine months	Nine months
	ended	ended	ended	ended
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2019	2018	2019	2018
Amortization of other intangible assets	$4,953	$7,174	$19,414	$16,158
Depreciation of property, and equipment	2,246	1,087	7,749	2,782
Bad debt expense	19,996	51,353	66,853	88,276
Share-based compensation	1,683	1,379	10,469	4,495
	$28,878	$60,993	$104,485	$111,711

(b)	Employee benefits expense

	Three months	Three months	Nine months	Nine months
	ended	ended	ended	ended
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2019	2018	2019	2018
Wages, salaries and commissions	$50,392	$41,336	$164,792	$169,863
Benefits	5,347	3,726	15,451	20,299
	$55,739	$45,062	$180,243	$190,162